Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Earnings Per Share

The following table presents the Bank's basic and diluted earnings per share for the years ended October 31.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the years ended October 31
	2019	2018	2017
Basic earnings per share
Net income attributable to common shareholders	$11,416	$11,048	$10,203

Weighted-average number of common shares outstanding (millions)	1,824.2	1,835.4	1,850.6
Basic earnings per share (Canadian dollars)	$6.26	$6.02	$5.51
Diluted earnings per share

Net income attributable to common shareholders	$11,416	$11,048	$10,203

Net income available to common shareholders including impact of dilutive securities	11,416	11,048	10,203
Weighted-average number of common shares outstanding (millions)	1,824.2	1,835.4	1,850.6
Effect of dilutive securities

Stock options potentially exercisable (millions)[1]	3.1	4.1	4.2

Weighted-average number of common shares outstanding – diluted (millions)	1,827.3	1,839.5	1,854.8
Diluted earnings per share (Canadian dollars)[1]	$6.25	$6.01	$5.50

[1]	For the years ended October 31, 2019, October 31, 2018, and October 31, 2017, no outstanding options were excluded from the computation of diluted earnings per share.